EQUITY - Dividends calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Minimum annual mandatory dividend (as a percent)	30.00%
Appropriation of retained earnings
Net income	R$ 1,387,020	R$ 4,566,317	R$ 7,501,565
Dividends and interest on equity based on income of the year	(1,070,680)	(1,487,673)	(2,486,695)
Total dividends	(1,232,472)	(1,664,080)	(2,641,455)
Net income
Appropriation of retained earnings
Net income	1,387,020	4,566,317	7,501,565
Constitution of legal reserve	(69,351)	(228,316)	(318,142)
Constitution of the tax incentives reserve			(1,138,728)
Net income before dividends and interest on capital	1,317,669	4,338,001	6,044,695
Dividends and interest on equity based on income of the year	(1,034,958)	(1,460,635)	(2,466,503)
Dividend - adjustment in excess of the minimum statutory undistributed	(197,514)	(203,445)	(174,952)
Total dividends	(1,232,472)	(1,664,080)	(2,641,455)
Net income before constitution of investments and working capital reserve	85,197	2,673,921	3,403,240
Constitution of investments and working capital reserve	R$ (85,197)	R$ (2,673,921)	R$ (3,403,240)